Cash and Bank Balances - Summary of Cash and Bank Balances (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	1.30%	2.40%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	4.00%	5.50%